[Letterhead]



April 4, 2007

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:      Lincoln New York Account N for Variable Annuities
         ChoicePlus Design
         (File Nos. 811-09763; 333-141762)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln New York Account N for Variable Annuities (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI"), including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI, including supplements, contained in the most recent Registration Statement on Form N-4 filed electronically on April 2, 2007.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel